Reconciliation of profit for the year to cash flow from operations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of profit (loss) to net cash flows from operating activities [Line Items]
Increase in deferred revenue	$ 107	$ 214	$ 123
Dividends received from associates and joint ventures	6	7	$ 1
Co branding
Reconciliation of profit (loss) to net cash flows from operating activities [Line Items]
Increase in deferred revenue	$ 37	$ 100